Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations [Abstract]
Summary of Results and Cash Flows from Discontinued Operations

The net loss from discontinued operations for the quarters and six months ended June 30, 2023 and 2022 are presented below:

	Quarter ended June30,		Six months ended June 30,
	2023	2022	2023	2022
Revenues	$—	$8	$—	$15

Expenses
Research and development expenses 1)	(14)	(389)	(345)	(1,201)
Administration expenses	80	142	261	336
Gain on foreign exchange	—	(12)	—	(12)
Finance costs	2	144	3	145
Income (loss) from discontinued operations, net of income taxes	$(68)	$123	$81	$747

1) Expense (income) recognized in regards to an agreement with a CDMO which in the comparative period is accounted for in part as a lease (note 5) and an onerous contract (note 6). These expenses (income) are due to changes to the discounted value caused by changes in inflation and discount rates.

The cash flows from the discontinued operations and the gain on sale of discontinued operations for the six months ended June 30, 2023 and 2022 are presented in the following table:

	June 30, 2023	June 30, 2022
Cash flows used in operating activities	$(264)	$(323)
Cash flows utilized during the period	$(264)	$(323)